CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities
Net loss	$ (8,396)	$ (3,077)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	12,450	10,829
Amortization	2,746	1,626
Deferred rent expense	316	289
Deferred income taxes	(106)	1,968
Stock-based compensation	95	680
Provision for doubtful accounts	5,061	3,801
Loss (gain) on the sale of property and equipment	90	(8)
Amortization of termination of interest rate swap	(84)
Gain on fair value adjustment of previously held equity investment		(234)
Loss on foreign currency transactions	9	49
Loss on foreign currency derivative contracts	594	116
Amortization of debt discount	218	192
Amortization of loan costs	1,334	1,014
Equity interest in net loss of joint ventures	381	250
Distribution received from unconsolidated joint ventures	9
Changes in operating assets and liabilities:
Accounts receivable and other receivables	(18,772)	(15,597)
Income taxes payable	200	(337)
Inventories and other current assets	(392)	(677)
Prepaid expenses	195	765
Accounts payable	11,316	2,844
Accrued deferred compensation	199
Accrued expenses / other long-term liabilities	11,374	13,887
Net cash provided by operating activities	18,837	18,380
Cash flows from investing activities
Purchases of property and equipment	(6,902)	(11,413)
Acquisition of medical practices	(23,103)	(42,104)
Proceeds from the sale of property and equipment	26	5
(Loans to) repayments from employees	(136)	135
Contribution of capital to joint venture entities	(225)
Distributions received from joint venture entities		300
Proceeds from the sale of equity interest in a joint venture		312
Payment of foreign currency derivative contracts	(292)	(552)
Premiums on life insurance policies	(155)
Change in other assets and other liabilities	155	(60)
Net cash used in investing activities	(30,632)	(53,377)
Cash flows from financing activities
Proceeds from issuance of debt (net of original issue discount of $625, $1,950 and $0 respectively)	560	49,401
Net proceeds from revolving credit facility	20,000
Principal repayments of debt	(5,599)	(2,456)
Repayments of finance obligation	(26)	(13)
Proceeds from equity contribution		3
Cash distributions to noncontrolling interest holders - redeemable and non-redeemable	(905)	(923)
Payments of loan costs		(1,534)
Net cash provided by (used in) financing activities	14,030	44,478
Effect of exchange rate changes on cash and cash equivalents	(5)	(3)
Net decrease in cash and cash equivalents	2,230	9,478
Cash and cash equivalents, beginning of period	10,177	13,977
Cash and cash equivalents, end of period	12,407	23,455
Supplemental disclosure of non-cash transactions
Recorded finance obligation related to real estate projects	77	1,575
Recorded capital lease obligations related to the purchase of equipment	696
Recorded issuance of Parent equity units related to the acquisition of medical practices		16,282
Recorded issuance of senior subordinated notes related to the acquisition of medical practices		16,250
Recorded earn-out accrual related to the acquisition of medical practices		2,280
Recorded property and equipment related to the North Broward Hospital District license agreement	4,260
Recorded capital lease obligations related to the acquisition of medical practices	$ 5,726